CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,135	$ 1,141
Restricted cash	286	310
Trade receivables and other current assets	2,124	1,517
Financial instrument assets	368	199
Due from related parties	873	1,443
Assets held for sale	2,049	0
Total current assets	8,835	4,610
Financial instrument assets	3,054	1,768
Equity-accounted investments	2,740	2,546
Property, plant and equipment, at fair value	73,475	64,005
Goodwill	5,434	1,944
Deferred income tax assets	330	244
Other long-term assets	941	1,011
Total assets	94,809	76,128
Current liabilities
Accounts payable and accrued liabilities	2,104	1,539
Financial instrument liabilities	636	687
Due to related parties	4,855	835
Corporate borrowings	709	183
Non-recourse borrowings	5,005	4,752
Provisions	220	42
Liabilities directly associated with assets held for sale	1,036	0
Total current liabilities	14,565	8,038
Financial instrument liabilities	2,790	2,433
Corporate borrowings	3,093	2,650
Non-recourse borrowings	25,583	22,117
Deferred income tax liabilities	8,439	7,174
Provisions	1,215	1,268
Due to related parties	592	705
Other long-term liabilities	2,076	1,764
Equity
Preferred limited partners’ equity	634	760
Limited partners’ equity	3,604	3,963
Total Equity	36,456	29,979
Total Liabilities and Equity	94,809	76,128
Non-controlling interest
Current assets
Cash and cash equivalents	2,381	686
Property, plant and equipment, at fair value	44,357	33,879
Equity
Total Equity	32,218	25,256
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	26,168	18,863
Total Equity	26,168	18,863
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	50	55
Total Equity	50	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,457	2,684
Total Equity	2,457	2,684
BEPC exchangeable shares and class A.2 exchangeable shares
Equity
Non-controlling interests	2,269	2,479
Total Equity	2,269	2,479
Preferred equity
Equity
Non-controlling interests	537	583
Total Equity	537	583
Perpetual subordinated notes
Equity
Non-controlling interests	737	592
Total Equity	$ 737	$ 592